INCOME TAXES (Schedule of Provision for Income Taxes) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Currently payable:
Federal									$ 286	$ 667	$ 680
State									137	231	261
Current income taxes, total									423	898	941
Deferred									22	(28)	(9)
Total	$ 82	$ 91	$ 123	$ 149	$ 175	$ 218	$ 194	$ 283	$ 445	$ 870	$ 932